Share Capital - Summary of Movements in Share Capital (Detail) shares in Millions	12 Months Ended
Dec. 31, 2017 shares
Disclosure of classes of share capital [abstract]
Beginning balance	14,467
Issue of shares	0
Ending balance	14,467